CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.3%
COMMUNICATION SERVICES - 4.5%
Entertainment - 2.4%
Live Nation Entertainment Inc.	27,754	$2,189,513	*
Zynga Inc., Class A Shares	162,075	1,636,958	*

Total Entertainment		3,826,471

Interactive Media & Services - 2.1%
Bumble Inc., Class A Shares	6,920	352,089	*
Pinterest Inc., Class A Shares	49,042	2,888,574	*

Total Interactive Media & Services		3,240,663

TOTAL COMMUNICATION SERVICES		7,067,134

CONSUMER DISCRETIONARY - 13.1%
Auto Components - 2.0%
Aptiv PLC	18,741	3,126,936	*

Hotels, Restaurants & Leisure - 2.7%
Chipotle Mexican Grill Inc.	990	1,844,806	*
Expedia Group Inc.	14,616	2,351,276	*

Total Hotels, Restaurants & Leisure		4,196,082

Internet & Direct Marketing Retail - 3.1%
Chewy Inc., Class A Shares	28,410	2,377,917	*
MercadoLibre Inc.	1,580	2,478,546	*

Total Internet & Direct Marketing Retail		4,856,463

Specialty Retail - 5.3%
Burlington Stores Inc.	11,181	3,743,399	*
Carvana Co.	9,667	3,263,192	*
Petco Health & Wellness Co. Inc.	56,400	1,163,532	*

Total Specialty Retail		8,170,123

TOTAL CONSUMER DISCRETIONARY		20,349,604

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	7,545	1,491,722
Performance Food Group Co.	32,570	1,492,357	*

Total Food & Staples Retailing		2,984,079

Food Products - 0.4%
Oatly Group AB	32,600	578,650	*

TOTAL CONSUMER STAPLES		3,562,729

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Pioneer Natural Resources Co.	7,715	1,121,530

FINANCIALS - 2.6%
Banks - 1.6%
First Republic Bank	13,096	2,553,982

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2021 Quarterly Report	1

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Capital Markets - 1.0%
Tradeweb Markets Inc., Class A Shares	16,923	$1,467,732

TOTAL FINANCIALS		4,021,714

HEALTH CARE - 19.1%
Health Care Equipment & Supplies - 5.6%
IDEXX Laboratories Inc.	6,313	4,283,560	*
Insulet Corp.	5,716	1,598,708	*
STERIS PLC	8,278	1,804,190
Teleflex Inc.	2,710	1,077,036

Total Health Care Equipment & Supplies		8,763,494

Health Care Technology - 1.3%
Doximity Inc., Class A Shares	19,140	1,184,766	*
Teladoc Health Inc.	5,109	758,431	*

Total Health Care Technology		1,943,197

Life Sciences Tools & Services - 10.3%
Avantor Inc.	68,350	2,568,593	*
Bio-Techne Corp.	4,596	2,216,375
Charles River Laboratories International Inc.	9,065	3,688,730	*
Mettler-Toledo International Inc.	2,879	4,242,811	*
Stevanato Group SpA	34,710	700,795	*
Syneos Health Inc.	28,905	2,591,911	*

Total Life Sciences Tools & Services		16,009,215

Pharmaceuticals - 1.9%
Catalent Inc.	24,568	2,943,492	*

TOTAL HEALTH CARE		29,659,398

INDUSTRIALS - 12.2%
Air Freight & Logistics - 1.2%
XPO Logistics Inc.	13,180	1,827,934	*

Building Products - 0.9%
AZEK Co. Inc.	40,547	1,474,694	*

Commercial Services & Supplies - 1.9%
Copart Inc.	20,263	2,978,661	*

Construction & Engineering - 1.0%
WillScot Mobile Mini Holdings Corp.	56,227	1,614,277	*

Machinery - 2.4%
IDEX Corp.	11,836	2,683,103
RBC Bearings Inc.	4,148	974,780	*

Total Machinery		3,657,883

Professional Services - 1.7%
CoStar Group Inc.	30,620	2,720,587	*

Road & Rail - 0.6%
Lyft Inc., Class A Shares	15,920	880,695	*

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Growth Fund 2021 Quarterly Report

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 2.5%
United Rentals Inc.	8,834	$2,911,245	*
W.W. Grainger Inc.	2,032	903,386

Total Trading Companies & Distributors		3,814,631

TOTAL INDUSTRIALS		18,969,362

INFORMATION TECHNOLOGY - 33.3%
Communications Equipment - 1.5%
Arista Networks Inc.	6,077	2,311,630	*

Electronic Equipment, Instruments & Components - 1.3%
Keysight Technologies Inc.	12,591	2,071,849	*

IT Services - 2.4%
Jack Henry & Associates Inc.	10,114	1,760,746
Wix.com Ltd.	6,720	2,006,861	*

Total IT Services		3,767,607

Semiconductors & Semiconductor Equipment - 5.3%
Entegris Inc.	14,616	1,763,274
Marvell Technology Inc.	63,535	3,844,503
Monolithic Power Systems Inc.	5,709	2,564,826

Total Semiconductors & Semiconductor Equipment		8,172,603

Software - 22.8%
AppLovin Corp., Class A Shares	10,850	666,950	*
Aspen Technology Inc.	19,025	2,782,596	*
Atlassian Corp. PLC, Class A Shares	13,853	4,503,887	*
Black Knight Inc.	11,419	945,607	*
Coupa Software Inc.	2,770	601,090	*
Datadog Inc., Class A Shares	22,657	2,508,130	*
DocuSign Inc.	13,381	3,988,073	*
Five9 Inc.	4,979	1,002,223	*
Fortinet Inc.	17,644	4,803,403	*
HubSpot Inc.	6,262	3,732,277	*
Palo Alto Networks Inc.	6,142	2,450,965	*
Paylocity Holding Corp.	6,956	1,443,092	*
ServiceNow Inc.	3,725	2,189,890	*
Splunk Inc.	15,111	2,145,460	*
Workday Inc., Class A Shares	7,707	1,806,521	*

Total Software		35,570,164

TOTAL INFORMATION TECHNOLOGY		51,893,853

MATERIALS - 2.1%
Construction Materials - 1.4%
Martin Marietta Materials Inc.	6,266	2,276,438

Containers & Packaging - 0.7%
Ball Corp.	12,755	1,031,624

TOTAL MATERIALS		3,308,062

See Notes to Schedule of Investments.

ClearBridge Mid Cap Growth Fund 2021 Quarterly Report	3

CLEARBRIDGE MID CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2021

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Americold Realty Trust		18,464	$717,327
SBA Communications Corp.		8,072	2,752,471

Total Equity Real Estate Investment Trusts (REITs)			3,469,798

Real Estate Management & Development - 0.2%
Compass Inc., Class A Shares		24,740	337,948	*

TOTAL REAL ESTATE			3,807,746

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (COST - $67,865,397)			143,761,132

	RATE
SHORT-TERM INVESTMENTS - 3.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	4,152,934	4,152,934
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	1,038,234	1,038,234	(a)

TOTAL SHORT-TERM INVESTMENTS (COST - $5,191,168)			5,191,168

TOTAL INVESTMENTS - 95.7% (COST - $73,056,565)			148,952,300
Other Assets in Excess of Liabilities - 4.3%			6,750,825

TOTAL NET ASSETS - 100.0%			$155,703,125

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2021, the total market value of investments in Affiliated Companies was $1,038,234 and the cost was $1,038,234 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Growth Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$143,761,132	—	—	$143,761,132
Short-Term Investments†	5,191,168	—	—	5,191,168

Total Investments	$148,952,300	—	—	$148,952,300

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2021. The following transactions were effected in such company for the period ended July 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$238,939	$4,140,215	4,140,215	$3,340,920	3,340,920

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$56	—	$1,038,234

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